Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Unvested as at January 1, 2026 | shares | shares	655,050
Unvested as at January 1, 2026 | $ / shares | $ / shares	$ 16.38
Granted | shares | shares	687,600
Granted | $ / shares | $ / shares	$ 26.08
Vested | shares | shares	(472,447)
Vested | $ / shares | $ / shares	$ 15.43
Unvested as at June 30, 2026 | shares | shares	870,203
Unvested as at June 30, 2026 | $ / shares | $ / shares	$ 24.56